SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 6 – SUBSEQUENT EVENTS On July 28, 2023, 7,400,000 pre-funded warrants were exercised via cashless exercise resulting in the issuance of 7,140,350 ordinary shares.

NOTE 13 – SUBSEQUENT EVENTS:

a.	On February 15, 2023, VBL entered into an Asset Purchase Agreement which closed on March 9, 2023. For more details see Note 1.

b.	On February 22, 2023, VBL entered into Merger Agreement with Notable and Vibrant Merger Sub, Inc., a Delaware corporation and VBL’s direct, wholly-owned subsidiary (“Merger Sub”). For more details see Note 1.